Revenue - Direct Financing Leases (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Jul. 01, 2020 USD ($)	Mar. 27, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2013 vessel	Nov. 30, 2013
Lessor, Lease, Description [Line Items]
Asset retirement obligation		$ 42,400	$ 30,900
Gain on commencement of sales-type lease (note 2)		44,943	0	$ 0
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received		780,360	1,115,968
Residual Value of Leased Asset		292,277	284,277
Deferred Costs, Leasing, Net		264	296
Deferred Lease Income, after Accumulated Amortization		513,182	581,732
Net Investment in Lease, Nonaccrual, No Allowance		559,719	818,809
Net Investment in Lease, Allowance for Credit Loss		(31,078)	0				$ (15,055)
Net Investment in Lease		528,641	818,809
Net Investment in Lease, Current		(14,826)	(273,986)
Net investment in direct financing and sales-type leases, net – non-current (note 2)		513,815	$ 544,823
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Next Twelve Months		64,600
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years		64,600
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years		64,400
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years		64,700
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years		75,900
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter		446,300
Maximum | Teekay LNG | Awilco LNG carriers
Lessor, Lease, Description [Line Items]
Lessor, Sales-type Lease, Term of Contract									5 years
Minimum | Teekay LNG | Awilco LNG carriers
Lessor, Lease, Description [Line Items]
Lessor, Sales-type Lease, Term of Contract									4 years
Fpso Unit [Member]
Lessor, Lease, Description [Line Items]
Asset retirement obligation						$ 6,100
Gain on commencement of sales-type lease (note 2)		44,900
Direct financing lease payments received	$ 67,000
Sales-type Lease, Net Investment in Lease		14,800				$ 81,900
Direct Finance Lease [Member] | Teekay LNG | Awilco LNG carriers
Lessor, Lease, Description [Line Items]
Number of vessels | vessel			2					2
Purchase Obligation And Deferred Hire Amounts					$ 260,400
Gain (Loss) on Disposition of Property Plant Equipment		$ 14,300
Teekay Tangguh Joint Venture | Assets Leased to Others [Member] | Teekay LNG
Lessor, Lease, Description [Line Items]
Number of vessels | vessel		2
Bahrain LNG Joint Venture | Teekay LNG
Lessor, Lease, Description [Line Items]
Term of lease (in years)		21 years
Teekay Tangguh Joint Venture | Teekay LNG
Lessor, Lease, Description [Line Items]
Ownership percentage		70.00%